Intangible Assets, Net (Details) - Schedule of Accumulated Amortization and Impairment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 9,004,020	$ 9,374,674
Less:
Accumulated amortization	(3,366,172)	(2,852,753)
Impairment	(2,175,848)	(2,559,271)
Intangible assets, net	3,462,000	3,962,650
Copyrights of Course Videos [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	4,683,610	4,876,413
Intellectual property rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 4,320,410	$ 4,498,261